Accrued Expenses and Other Current Liabilities (Details) - Schedule of Other Tax Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Tax Payables [Abstract]
Value added tax payable	$ 128,570	$ 354,794
Local taxes payable	7,176	24,918
Other tax payables	$ 135,746	$ 379,712